Entity-Wide Disclosure (Tables)	12 Months Ended
Dec. 31, 2015
Entity-Wide Disclosure [Abstract]
Schedule of Net Sales by Geographical Area

	Year ended December 31,
	2015	2014	2013
	(U.S. $ in thousands)

North America (primarily the United States)	$413,017	$405,880	$262,614
EMEA	148,169	183,462	126,214
Asia Pacific	122,257	150,475	90,023
Other	12,552	10,312	5,552
	$695,995	$750,129	$484,403

*Net sales are attributed to geographic areas based on the location of customer

Schedule of Property, Plant and Equipment by Geographical Location
	December 31,
	2015	2014
	(U.S. $ in thousands)

United States	$101,272	$106,899
EMEA	94,890	46,239
Asia Pacific	5,030	3,805
Other	742	93
	$201,934	$157,036